Operating segments - Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial information of geographical area [Line Items]
Operating income	₩ 5,888,079	₩ 5,952,096	₩ 4,929,736
Non-current assets	10,182,041	10,366,337
Domestic
Financial information of geographical area [Line Items]
Operating income	5,047,406	5,404,278	4,436,252
Non-current assets	9,825,529	10,029,650
Overseas
Financial information of geographical area [Line Items]
Operating income	840,673	547,818	₩ 493,484
Non-current assets	₩ 356,512	₩ 336,687